Equity (Tables)	3 Months Ended
Jan. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three months ended January 31, 2023 and January 31, 2022.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended
	January 31, 2023		January 31, 2022
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	0.4	26	1.2	76
Shares issued as a result of dividend reinvestment plan	7.9	705	1.2	122

Purchase of shares for cancellation and other	–	–	(7.5)	(94)
Balance as at end of period – common shares	1,830.0	$25,094	1,818.8	$23,170
Preferred Shares and Other Equity Instruments

Preferred Shares – Class A
Balance as at beginning and end of period	159.6	$5,600	158.0	$3,950

Other Equity Instruments 1
Balance as at beginning and end of period	5.0	$5,653	1.8	$1,750

Balance as at beginning and end of period – preferred shares and other equity instruments	164.6	$11,253	159.8	$5,700
Treasury – common shares 2
Balance as at beginning of period	1.0	$(91)	1.9	$(152)
Purchase of shares	20.4	(1,816)	30.5	(2,936)

Sale of shares	(20.3)	1,804	(30.1)	2,900
Balance as at end of period – treasury – common shares	1.1	$(103)	2.3	$(188)
Treasury – preferred shares and other equity instruments 2
Balance as at beginning of period	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	0.9	(141)	0.8	(29)

Sale of shares and other equity instruments	(0.9)	139	(0.7)	33
Balance as at end of period – treasury – preferred shares and other equity instruments	0.1	$(9)	0.2	$(6)

1	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
2	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.